Shareholder's Equity - Summary of Company's Outstanding Warrants (Details) (10-K) - $ / shares		Sep. 30, 2019	Mar. 31, 2019		May 10, 2018	Feb. 28, 2018	Mar. 31, 2017
Number of warrants		6,143,405	6,143,405	[1]			110,494
Excercise price					$ 4.80	$ 4.25
Date of Expiration					Jan. 31, 2024
Third Party License Agreement [Member]
Number of warrants			208,333
Excercise price			$ 4.80
Date of Expiration			Jan. 31, 2024
January 2017 [Member] | Investors [Member]
Number of warrants	[2]	1,701,616	1,701,616
Excercise price	[2]	$ 4.25	$ 4.25
Date of Expiration	[2]	Jan. 31, 2022	Jan. 31, 2022
January 2017 [Member] | Investors One [Member]
Number of warrants	[2]	1,701,616	1,701,616
Excercise price	[2]	$ 4.25	$ 4.25
Date of Expiration	[2]	Feb. 28, 2022	Feb. 28, 2022
March 2017 [Member] | Investors [Member]
Number of warrants	[2]	220,988	220,988
Excercise price	[2]	$ 4.25	$ 4.25
Date of Expiration	[2]	Mar. 31, 2022	Mar. 31, 2021
March 2017 [Member] | Placement Agent [Member]
Number of warrants	[2]	11,050	11,050
Excercise price	[2]	$ 4.25	$ 4.25
Date of Expiration	[2]	Mar. 31, 2022	Mar. 31, 2021
March 2018 [Member] | Investors [Member]
Number of warrants			2,299,802
Excercise price			$ 4.25
Date of Expiration			Mar. 31, 2022

[1]	In August 2015, AIT entered into an Option Agreement (the "Option Agreement") with a third party whereby AIT acquired the Option to purchase certain intellectual property assets and rights (the "Option") on September 7, 2016 for $25,000. Upon exercise of the Option, we became obligated to make certain one-time development and sales milestone payments to Pulmonox, commencing with the date on which we receive regulatory approval for the commercial sale of the first product candidate qualifying under the agreement. These milestone payments are almost entirely sales related and are capped at a total of $87 million across three separate and distinct indications that fall under the agreement. AIT exercised the Option in January 2017 and paid an exercise price of $500,000. AIT issued to the third party a warrant (the "Third Party Warrant") to purchase up to 178,570 ordinary shares of AIT at an exercise price of $4.80 for each share. This warrant was exchanged for a warrant to acquire the same number of shares of the Company's common stock upon consummation of the merger. The shares exchange was at 1:1 ratio. The Company recorded stock-based compensation expense of $479,700 to research and development based upon the fair value using the Black-Scholes option pricing model. On May 10, 2018, the Company issued to the third-party additional warrants to purchase up to 29,763 shares of the Company at an exercise price of $4.80 per share for each share of common stock. The Company recorded stock-based compensation expense of $55,900 to research and development based upon the fair value using the Black-Scholes option pricing model.
[2]	These warrants have down round protection.